11. STOCK OPTION PLANS (Details - Option activity) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Options Outstanding
Options Outstanding	3,470,000
Options exercisable	3,470,000
Stock Options [Member]
Options Outstanding
Options Outstanding	3,670,000	4,770,000
Options granted	0	0
Options cancelled	(200,000)	(1,100,000)
Options exercised	0	0
Options Outstanding	3,470,000	3,670,000
Options exercisable	3,470,000
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding, beginning	$ 0.3	$ 0.29
Option granted	0	0
Option cancelled	2.29	0.25
Options exercised	0	0
Weighted Average Exercise Price Outstanding, ending	0.19	$ 0.3
Weighted Average Exercise Price Exercisable	$ 0.19
Weighted Average Remaining Contractual Life (Years)
Options Outstanding	5 years 29 days
Options exercisable	5 years 29 days
Aggregate Intrinsic Value
Options Outstanding	$ 0	$ 0	$ 0
Options exercisable	$ 0	$ 0	$ 0